Redeemable Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2018 USD ($) shares
Class of Stock [Line Items]
Original Issuance Price ($ per share) | $ / shares		$ 3.0272
Shares Authorized		125,405,000	98,545,000
Shares Issued		124,979,000	98,542,000
Shares Outstanding	[1]	124,979,000	98,542,000		72,314,000
Shares of Common Stock if converted		126,409,000	99,972
Carrying Value | $		$ 164,168	$ 110,978		$ 61,282
Aggregate Liquidation Preference | $		$ 166,131	$ 112,778	$ 166,131
Series Seed redeemable
Class of Stock [Line Items]
Original Issuance Price ($ per share) | $ / shares		$ 0.3507	$ 0.3507
Shares Authorized		24,861,000	24,861,000
Shares Issued		24,861,000	24,861,000
Shares Outstanding		24,861,000	24,861,000
Shares of Common Stock if converted		24,861,000	24,861
Carrying Value | $		$ 7,350	$ 7,350
Aggregate Liquidation Preference | $		$ 8,720	$ 8,720
Dividend Rate (percent)		8.0	8.0
Series A-1 redeemable
Class of Stock [Line Items]
Original Issuance Price ($ per share) | $ / shares		$ 0.4261	$ 0.4261
Shares Authorized		7,570,000	7,570,000
Shares Issued		7,570,000	7,570,000
Shares Outstanding		7,570,000	7,570,000
Shares of Common Stock if converted		7,570,000	7,570
Carrying Value | $		$ 3,165	$ 3,165
Aggregate Liquidation Preference | $		$ 3,226	$ 3,226
Dividend Rate (percent)		8.0	8.0
Series B redeemable
Class of Stock [Line Items]
Original Issuance Price ($ per share) | $ / shares		$ 0.8194	$ 0.8194
Shares Authorized		19,527,000	19,527,000
Shares Issued		19,527,000	19,527,000
Shares Outstanding		19,527,000	19,527,000
Shares of Common Stock if converted		20,957,000	20,957
Carrying Value | $		$ 15,905	$ 15,905
Aggregate Liquidation Preference | $		$ 16,000	$ 16,000
Dividend Rate (percent)		8.0	8.0
Series C redeemable
Class of Stock [Line Items]
Original Issuance Price ($ per share) | $ / shares		$ 1.7194	$ 1.7194
Shares Authorized		30,730,000	30,730,000
Shares Issued		30,727,000	30,727,000
Shares Outstanding		30,727,000	30,727,000
Shares of Common Stock if converted		30,727,000	30,727
Carrying Value | $		$ 52,696	$ 52,696
Aggregate Liquidation Preference | $		$ 52,832	$ 52,832
Dividend Rate (percent)		8.0	8.0
Series D redeemable
Class of Stock [Line Items]
Original Issuance Price ($ per share) | $ / shares		$ 2.0181	$ 2.0181
Shares Authorized		42,717,000	15,857,000
Shares Issued		42,294,000	15,857,000
Shares Outstanding		42,294,000	15,857,000
Shares of Common Stock if converted		42,294,000	15,857
Carrying Value | $		$ 85,052	$ 31,862
Aggregate Liquidation Preference | $		$ 85,353	$ 32,000
Dividend Rate (percent)		8.0	8.0

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 4.1193 established in the Merger as described in Note 3.